Consolidated Statement of Cash Flows - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Payments to suppliers and employees (inclusive of GST)	$ (1,152,842)	$ (1,433,529)	$ (3,095,422)	$ (2,849,722)
Interest received	173,535		13,530
Finance charges	(293,049)
Interest and other finance costs paid			(1,785)	(6,039)
Net cash used in operating activities	(1,272,356)	(1,433,529)	(3,083,677)	(2,855,761)
Cash flows from investing activities
Payments for property, plant and equipment	(237,829)	(104,464)	(213,299)	(1,055,878)
Payments for exploration and evaluation	(10,523,508)	(19,064,831)	(23,647,509)	(24,799,177)
Loans to Snow Lake Resources			100,000	274,342
Loans to other entity				10,000
Loans to related party			103,813	41,814
Payments to acquire investments	(1,071,058)		(271,182)	(648,988)
Proceeds from disposal of Investments	51,464			22,279,880
Loss of cash due to deconsolidation of Snow Lake Resources				(59,719)
Convertible note in Asra Minerals Limited	125,000	(250,000)	(250,000)
Monies received from related party		74,239
Proceeds from disposal of property, plant and equipment		38,500	38,500
Net cash used in investing activities	(11,655,931)	(19,306,556)	(24,139,677)	(3,957,726)
Cash flows from financing activities
Proceeds from issue of shares		18,474,999	19,059,988	12,000,000
Proceeds from Issue of convertible note		7,449,210	7,449,210
Proceeds from exercise of options		40,000	39,871
Corporate advisory costs		(300,000)
Share issue transaction costs		(1,257,391)	(1,390,454)	(846,964)
Net cash from financing activities		24,406,818	25,158,615	11,153,036
Net increase/(decrease) in cash and cash equivalents	(12,928,287)	3,666,733	(2,064,739)	4,339,549
Cash and cash equivalents at the beginning of the financial half-year	19,240,707	21,278,936	21,278,936	15,516,112
Effects of exchange rate changes on cash and cash equivalents	(84,191)	34,176	26,510	1,423,275
Cash and cash equivalents at the end of the financial half-year	$ 6,228,229	$ 24,979,845	$ 19,240,707	$ 21,278,936